Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 14. Subsequent Events
In addition to the subsequent events discussed elsewhere in the notes to the financial statements, the following events occurred subsequent to December 31, 2024:
Distribution Reinvestment Plan
On February 11, 2025, our board of directors reinstated the DRP Offering, such that distributions for the month of January 2025 as well as any distributions declared by our board of directors for any future months will be invested in shares of our common stock for those stockholders that previously elected into our distribution reinvestment plan in such states where our distribution reinvestment plan is able to be offered.
Acquisitions
On January 7, 2025, we purchased a self storage facility located in Hillside, New Jersey (the “Hillside Property”). The purchase price for the Hillside Property was approximately $35.9 million, plus closing costs. Upon acquisition, the property was approximately 89% occupied. This acquisition was funded with proceeds drawn from the 2025 KeyBank Acquisition Facility.
On January 7, 2025, we purchased a self storage facility located in Clifton, New Jersey (the “Clifton Property”). The purchase price for the Clifton Property was approximately $38.6 million, plus closing costs. Upon acquisition, the property was approximately 93% occupied. This acquisition was funded with proceeds drawn from the 2025 KeyBank Acquisition Facility.
On February 20, 2025, we purchased a self storage facility located in Murfreesboro, Tennessee (the “Murfreesboro Property”). The purchase price for the Murfreesboro Property was approximately $7.9 million, plus closing costs. Upon acquisition, the property was approximately 89% occupied.
Other Programs
On January 31, 2025, we launched Strategic Storage Trust X (“SST X”), a private non-traded
self storage REIT structured as a net asset value, or NAV REIT. SmartStop REIT Advisors, LLC, a subsidiary of our TRS, is the sponsor of SST X and the parent company of the advisor and property manager of SST X.

New Net Asset Value and Distribution Reinvestment Plan Price
On March 12, 2025, our board of directors, upon recommendation of our nominating and corporate governance committee, approved an estimated net asset value per share of our common stock of $58.00 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of June 30, 2024.
In connection with the determination of the estimated net asset value per share described above, the Board approved a share price for the purchase of shares under our distribution reinvestment plan equal to the estimated net asset value per share of $58.00 for both Class A Shares and Class T Shares, to be effective for distribution payments being paid beginning in April 2025.